Software - Summary (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Research and Development [Abstract]
Software	$ 854.2	$ 812.1
Accumulated amortization	(368.3)	(219.4)
Software, net	$ 485.9	$ 592.7